Equity - Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	531,100
Options exercised (in shares)	3,189	156
Ending balance (in shares)	534,200	531,100
Class A Common Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	7,765	7,765
Options exercised (in shares)	0	0
Acquired and cancelled pursuant to normal course issuer bid (in shares)		0
Ending balance (in shares)	7,765	7,765
Class B Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	523,381	539,528
Options exercised (in shares)	3,067	145
Acquired and cancelled pursuant to normal course issuer bid (in shares)		(16,292)
Ending balance (in shares)	526,448	523,381